Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ (17,713,000)	$ (36,150,000)	$ (134,888,000)	$ (105,418,000)
General and administrative	(7,593,000)	(22,790,000)	(34,972,000)	(39,452,000)
Loss on impairment of leasehold improvements	0	0	0	(4,102,000)
Total operating expenses, net	(25,010,000)	(57,533,000)	(168,145,000)	(146,064,000)
Other income (expense):
Interest income	660,000	1,532,000	536,000	2,542,000
Other income (expense)	1,097,000	3,970,000	1,352,000	4,514,000
Total other income, net	1,757,000	5,502,000	1,888,000	7,056,000
Net loss before income tax	(23,253,000)	(52,031,000)	(166,257,000)	(139,008,000)
Income tax benefit	2,605,000	7,280,000	24,163,000	15,159,000
Net loss attributable to ordinary shareholders	(20,648,000)	(44,751,000)	(142,094,000)	(123,849,000)
Other comprehensive (loss) income:
Foreign currency exchange translation adjustment	(5,568,000)	(6,071,000)	2,830,000	6,797,000
Total comprehensive loss	$ (26,216,000)	$ (50,822,000)	$ (139,264,000)	$ (117,052,000)
Basic and diluted net loss per ordinary share (usd per share)	$ (0.52)	$ (1.42)	$ (2.76)	$ (2.88)
Weighted-average basic and diluted ordinary shares (shares)	39,366,634	31,557,034	51,558,075	43,065,542
Grant
Revenues	$ 296,000	$ 1,407,000	$ 1,473,000	$ 2,908,000
License
Revenues	$ 0	$ 0	$ 242,000	$ 0